Commitments and contingencies - Research and development payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 181
2020 [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	28
2021 [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	41
2022 [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	4
2023 [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	4
2024 [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	33
Thereafter [member]
Disclosure of contingent liabilities [line items]
Commitments to make payments under R&D arrangements	$ 71